Share-based payments - Stock options granted to employees, consultants and directors (Details)										12 Months Ended		107 Months Ended
	Feb. 20, 2017 EquityInstruments shares	Dec. 07, 2015 EquityInstruments shares	Dec. 16, 2013 EquityInstruments	Mar. 20, 2013 EquityInstruments	Jul. 06, 2012 EquityInstruments	Mar. 12, 2010 EquityInstruments	Jun. 19, 2009 EquityInstruments	Mar. 20, 2008 EquityInstruments	Feb. 26, 2007 EquityInstruments	Dec. 31, 2016 EquityInstruments shares	Dec. 31, 2015 EquityInstruments	Feb. 20, 2017 EquityInstruments shares	Dec. 31, 2017 EquityInstruments	Dec. 31, 2014 EquityInstruments
Warrants
Share-based payments
Warrants issued												15,738,477
Warrants expired due to non-grant | shares												646,121
Warrants expired due to non-acceptance by beneficiaries | shares												457,183
Warrants lapsed												1,258,222
Warrants exercised											9,030	11,530
Warrants not yet granted but could still be granted until February 19, 2018												160,000
Warrants granted and outstanding										8,618,630	8,344,086		13,205,428	6,594,676
Number of shares the warrant entitles | shares										1
Warrants issued on February 26, 2007
Share-based payments
Warrants issued									800,000
Warrants granted and outstanding										509,813	509,813			509,813
Vesting percentage (as a percent)									25.00%
Warrants issued on February 26, 2007 | First anniversary
Share-based payments
Vesting percentage (as a percent)									25.00%
Warrants issued on February 26, 2007 | Second anniversary
Share-based payments
Vesting percentage (as a percent)									50.00%
Warrants issued on February 26, 2007 | Third anniversary
Share-based payments
Vesting percentage (as a percent)									75.00%
Warrants issued on February 26, 2007 | Fourth anniversary
Share-based payments
Vesting percentage (as a percent)									100.00%
Warrants issued on March 20, 2008
Share-based payments
Warrants issued								400,000
Warrants granted and outstanding										286,500	286,500		284,000	286,500
Term of warrants issued (in years)								10 years
Vesting percentage (as a percent)								25.00%
Warrants issued on March 20, 2008 | First anniversary
Share-based payments
Vesting percentage (as a percent)								25.00%
Warrants issued on March 20, 2008 | Second anniversary
Share-based payments
Vesting percentage (as a percent)								50.00%
Warrants issued on March 20, 2008 | Third anniversary
Share-based payments
Vesting percentage (as a percent)								75.00%
Warrants issued on March 20, 2008 | Fourth anniversary
Share-based payments
Vesting percentage (as a percent)								100.00%
Warrants issued on June 19, 2009
Share-based payments
Warrants issued							500,000
Warrants granted and outstanding										139,800	139,800		136,050	139,800
Term of warrants issued (in years)							10 years
Vesting percentage (as a percent)							25.00%
Warrants issued on June 19, 2009 | First anniversary
Share-based payments
Vesting percentage (as a percent)							25.00%
Warrants issued on June 19, 2009 | Second anniversary
Share-based payments
Vesting percentage (as a percent)							50.00%
Warrants issued on June 19, 2009 | Third anniversary
Share-based payments
Vesting percentage (as a percent)							75.00%
Warrants issued on June 19, 2009 | Fourth anniversary
Share-based payments
Vesting percentage (as a percent)							100.00%
Warrants issued on March 12, 2010
Share-based payments
Warrants issued						500,000
Warrants granted and outstanding										158,000	158,000		250,500	158,000
Term of warrants issued (in years)						10 years
Vesting percentage (as a percent)						25.00%
Warrants issued on March 12, 2010 | First anniversary
Share-based payments
Vesting percentage (as a percent)						25.00%
Warrants issued on March 12, 2010 | Second anniversary
Share-based payments
Vesting percentage (as a percent)						50.00%
Warrants issued on March 12, 2010 | Third anniversary
Share-based payments
Vesting percentage (as a percent)						75.00%
Warrants issued on March 12, 2010 | Fourth anniversary
Share-based payments
Vesting percentage (as a percent)						100.00%
Warrants issued on July 6, 2012
Share-based payments
Warrants issued					4,000,000
Warrants granted and outstanding										3,335,056	3,335,056		3,335,056	3,342,833
Term of warrants issued (in years)					10 years
Warrants issued on July 6, 2012 | First anniversary
Share-based payments
Vesting percentage (as a percent)					33.33%
Warrants issued on July 6, 2012 | Vesting at each twenty four months following the first anniversary
Share-based payments
Vesting percentage (as a percent)					4.17%
Remaining warrants to vest (as a percent)					66.67%
Warrants issued on March 20, 2013
Share-based payments
Warrants issued				777,000
Term of warrants issued (in years)				5 years
Warrants issued on March 20, 2013 | First anniversary
Share-based payments
Vesting percentage (as a percent)				33.33%
Warrants issued on March 20, 2013 | Vesting at each twenty four months following the first anniversary
Share-based payments
Vesting percentage (as a percent)				4.17%
Remaining warrants to vest (as a percent)				66.67%
Warrants issued on December 16, 2013
Share-based payments
Warrants issued			1,806,000
Warrants exercised											9,030
Warrants granted and outstanding										1,698,581	1,715,700		1,698,581	1,724,730
Term of warrants issued (in years)			10 years
Warrants issued on December 16, 2013 | First anniversary
Share-based payments
Vesting percentage (as a percent)			25.00%
Warrants issued on December 16, 2013 | Vesting at each twenty four months following the first anniversary
Share-based payments
Vesting percentage (as a percent)			4.17%
Warrants issued on December 16, 2013 | Vesting on the date of acceptance of warrants
Share-based payments
Vesting percentage (as a percent)			10.00%
Warrants issued on December 16, 2013 | Vesting if the company enters into certain business transactions
Share-based payments
Vesting percentage (as a percent)			65.00%
Warrants issued on December 07, 2015
Share-based payments
Warrants issued		2,250,000
Warrants expired due to non-grant | shares		29,821
Warrants granted and outstanding										2,077,598	1,766,218		2,022,482
Term of warrants issued (in years)		10 years
Warrants issued on December 07, 2015 | First anniversary
Share-based payments
Vesting percentage (as a percent)		33.33%
Warrants issued on December 07, 2015 | Vesting at each twenty four months following the first anniversary
Share-based payments
Vesting percentage (as a percent)		4.17%
Remaining warrants to vest (as a percent)		66.67%
Warrants issued on February 20, 2017
Share-based payments
Warrants issued	5,505,477
Warrants expired due to non-grant | shares	160,000
Warrants issued on February 20, 2017 | First anniversary
Share-based payments
Vesting percentage (as a percent)	33.33%
Warrants issued on February 20, 2017 | Vesting at each twenty four months following the first anniversary
Share-based payments
Vesting percentage (as a percent)	4.17%
Remaining warrants to vest (as a percent)	66.67%